Simplify Next Intangible Value Index ETF
Schedule of Investments
March 31, 2025 (Unaudited)

Shares Value
Common Stocks – 99.4%
Communication Services – 20.6%
AT&T, Inc. ............................................................... 2,394 $ 67,702
Cargurus, Inc., Class A* .................................................... 53 1,544
Comcast Corp., Class A .................................................... 1,799 66,383
EchoStar Corp., Class A* ................................................... 163 4,170
Frontier Communications Parent, Inc.* ......................................... 129 4,626
IAC, Inc.* ................................................................ 41 1,884
Liberty Broadband Corp., Class C* ............................................ 78 6,634
Lumen Technologies, Inc.* .................................................. 517 2,027
New York Times Co. (The), Class A ........................................... 81 4,018
News Corp., Class B ....................................................... 300 9,111
Nexstar Media Group, Inc., Class A ........................................... 16 2,867
Paramount Global, Class B .................................................. 75 897
Roku, Inc.* ............................................................... 60 4,226
Sirius XM Holdings, Inc. .................................................... 181 4,081
Snap, Inc., Class A* ....................................................... 928 8,083
Telephone And Data Systems, Inc. ............................................ 57 2,208
United States Cellular Corp.* ................................................ 43 2,973
Verizon Communications, Inc. ............................................... 1,473 66,815
Warner Bros Discovery, Inc.* ................................................ 279 2,994
263,243
Consumer Discretionary – 11.2%
Abercrombie & Fitch Co., Class A* ............................................ 31 2,367
ADT, Inc. ................................................................ 318 2,589
Aptiv PLC* ............................................................... 66 3,927
AutoNation, Inc.* .......................................................... 11 1,781
BorgWarner, Inc. .......................................................... 62 1,776
Boyd Gaming Corp. ........................................................ 10 658
Columbia Sportswear Co. ................................................... 36 2,725
Dillard's, Inc., Class A ...................................................... 10 3,581
DR Horton, Inc. ........................................................... 55 6,992
eBay, Inc. ................................................................ 242 16,391
Expedia Group, Inc. ....................................................... 39 6,556
Ford Motor Co. ........................................................... 1,057 10,602
Gap, Inc. (The) ........................................................... 224 4,617
General Motors Co. ........................................................ 264 12,416
Genuine Parts Co. ......................................................... 39 4,646
Group 1 Automotive, Inc. .................................................... 4 1,528
Lennar Corp., Class A ...................................................... 47 5,395
Levi Strauss & Co., Class A ................................................. 244 3,804
Lithia Motors, Inc. ......................................................... 7 2,055
LKQ Corp. ............................................................... 73 3,105
Lucid Group, Inc., Class A* .................................................. 816 1,975
Macy's, Inc. .............................................................. 165 2,072
Mattel, Inc.* .............................................................. 115 2,234
MGM Resorts International* ................................................. 31 919
Nordstrom, Inc. ........................................................... 102 2,494
Other Components ........................................................ 141 10,379
Penske Automotive Group, Inc. .............................................. 21 3,024
PulteGroup, Inc. .......................................................... 35 3,598

Simplify Next Intangible Value Index ETF
Schedule of Investments
(Continued)
March 31, 2025 (Unaudited)

Shares Value
Common Stocks (continued)
Consumer Discretionary (continued)
Rivian Automotive, Inc., Class A* ............................................. 311 $ 3,872
Skechers USA, Inc., Class A* ................................................ 52 2,953
Toll Brothers, Inc. ......................................................... 18 1,901
Urban Outfitters, Inc.* ...................................................... 63 3,301
VF Corp. ................................................................ 162 2,514
Wayfair, Inc., Class A* ...................................................... 80 2,562
Whirlpool Corp. ........................................................... 19 1,712
143,021
Consumer Staples – 9.7%
Archer-Daniels-Midland Co. ................................................. 55 2,641
Coty, Inc., Class A* ........................................................ 298 1,630
Estee Lauder Cos., Inc. (The), Class A ......................................... 125 8,250
Kraft Heinz Co. (The) ...................................................... 139 4,230
Kroger Co. (The) .......................................................... 429 29,039
Maplebear, Inc.* .......................................................... 69 2,752
PepsiCo, Inc. ............................................................. 162 24,290
Performance Food Group Co.* ............................................... 44 3,460
Sysco Corp. .............................................................. 56 4,202
Target Corp. .............................................................. 302 31,517
Tyson Foods, Inc., Class A .................................................. 40 2,552
US Foods Holding Corp* .................................................... 144 9,426
123,989
Energy – 2.0%
California Resources Corp. .................................................. 38 1,671
Chord Energy Corp. ....................................................... 25 2,818
CNX Resources Corp.* ..................................................... 61 1,920
HF Sinclair Corp. .......................................................... 78 2,565
Matador Resources Co. .................................................... 49 2,503
Noble Corp. PLC .......................................................... 66 1,564
NOV, Inc. ................................................................ 163 2,481
Ovintiv, Inc. .............................................................. 105 4,494
Permian Resources Corp. ................................................... 280 3,878
Weatherford International PLC ............................................... 31 1,660
25,554
Financials – 13.1%
Allstate Corp. (The) ........................................................ 41 8,490
Ally Financial, Inc. ......................................................... 52 1,897
American International Group, Inc. ............................................ 94 8,172
Arch Capital Group Ltd. ..................................................... 59 5,675
Assurant, Inc. ............................................................ 8 1,678
Block, Inc.* .............................................................. 325 17,657
Cincinnati Financial Corp. ................................................... 25 3,693
Citigroup, Inc. ............................................................ 313 22,220
CNA Financial Corp. ....................................................... 43 2,184
Corebridge Financial Inc .................................................... 90 2,841
Equitable Holdings, Inc. .................................................... 49 2,552
Everest Group Ltd. ........................................................ 7 2,543
Fidelity National Financial, Inc. ............................................... 44 2,864
First Citizens BancShares, Inc., Class A ........................................ 2 3,708

Simplify Next Intangible Value Index ETF
Schedule of Investments
(Continued)
March 31, 2025 (Unaudited)

Shares Value
Common Stocks (continued)
Financials (continued)
Franklin Resources, Inc. .................................................... 87 $ 1,675
Hartford Insurance Group, Inc. (The) .......................................... 45 5,568
Jefferies Financial Group, Inc. ............................................... 34 1,821
Loews Corp. ............................................................. 34 3,125
Markel Group, Inc.* ........................................................ 2 3,739
MetLife, Inc. .............................................................. 112 8,993
PayPal Holdings Inc* ....................................................... 345 22,511
Principal Financial Group, Inc. ............................................... 38 3,206
Prudential Financial, Inc. .................................................... 58 6,477
Reinsurance Group of America, Inc. ........................................... 11 2,166
RenaissanceRe Holdings Ltd. ................................................ 8 1,920
Synchrony Financial ....................................................... 66 3,494
Travelers Cos., Inc. (The) ................................................... 36 9,521
Unum Group ............................................................. 28 2,281
W R Berkley Corp. ........................................................ 60 4,270
166,941
Health Care – 13.2%
Alkermes PLC* ........................................................... 63 2,080
Baxter International, Inc. .................................................... 201 6,880
Biogen, Inc.* ............................................................. 58 7,937
Bio-Rad Laboratories, Inc., Class A* ........................................... 10 2,436
Centene Corp.* ........................................................... 82 4,978
Cigna Group (The) ........................................................ 45 14,805
CVS Health Corp. ......................................................... 202 13,685
Elanco Animal Health, Inc.* .................................................. 193 2,027
Elevance Health, Inc. ...................................................... 35 15,224
Henry Schein, Inc.* ........................................................ 49 3,356
Humana, Inc. ............................................................. 20 5,292
Illumina, Inc.* ............................................................. 56 4,443
Incyte Corp.* ............................................................. 83 5,026
Jazz Pharmaceuticals PLC* ................................................. 23 2,855
Moderna, Inc.* ............................................................ 135 3,827
Molina Healthcare, Inc.* .................................................... 9 2,965
Pfizer, Inc. ............................................................... 2,202 55,799
Teleflex, Inc. ............................................................. 18 2,487
Viatris, Inc. ............................................................... 472 4,111
Zimmer Biomet Holdings, Inc. ................................................ 72 8,149
168,362
Industrials – 5.5%
Air Lease Corp. ........................................................... 39 1,884
Alight, Inc., Class A ........................................................ 273 1,619
Brady Corp., Class A ....................................................... 24 1,695
Builders FirstSource, Inc.* .................................................. 20 2,499
CACI International Inc, Class A* .............................................. 11 4,036
CNH Industrial NV ......................................................... 137 1,682
Dun & Bradstreet Holdings, Inc. .............................................. 236 2,110
FedEx Corp. ............................................................. 67 16,333
Ferguson Enterprises, Inc. .................................................. 34 5,448
Flowserve Corp. .......................................................... 45 2,198

Simplify Next Intangible Value Index ETF
Schedule of Investments
(Continued)
March 31, 2025 (Unaudited)

Shares Value
Common Stocks (continued)
Industrials (continued)
Gates Industrial Corp PLC* .................................................. 92 $ 1,694
Lyft, Inc., Class A* ......................................................... 213 2,528
Parsons Corp.* ........................................................... 53 3,138
Robert Half, Inc. .......................................................... 38 2,073
Ryder System, Inc. ........................................................ 13 1,870
Southwest Airlines Co. ..................................................... 149 5,004
Stanley Black & Decker, Inc. ................................................. 44 3,383
Textron, Inc. .............................................................. 49 3,540
Walgreens Boots Alliance, Inc. ............................................... 501 5,596
WESCO International, Inc. .................................................. 18 2,795
71,125
Information Technology – 16.4%
Akamai Technologies, Inc.* .................................................. 78 6,279
Amkor Technology, Inc. ..................................................... 129 2,330
Arrow Electronics, Inc.* ..................................................... 19 1,973
BILL Holdings, Inc.* ........................................................ 53 2,432
Ciena Corp.* ............................................................. 77 4,653
Cirrus Logic, Inc.* ......................................................... 28 2,790
Dell Technologies, Inc., Class C .............................................. 342 31,173
Dolby Laboratories, Inc., Class A ............................................. 11 883
Dropbox, Inc., Class A* ..................................................... 152 4,060
DXC Technology Co.* ...................................................... 96 1,637
First Solar Inc* ............................................................ 54 6,827
Hewlett Packard Enterprise Co. .............................................. 765 11,804
HP, Inc. ................................................................. 504 13,956
Informatica, Inc., Class A* ................................................... 155 2,705
Insight Enterprises, Inc.* .................................................... 16 2,400
Intel Corp. ............................................................... 1,771 40,219
Juniper Networks, Inc. ...................................................... 172 6,225
Kyndryl Holdings, Inc.* ..................................................... 119 3,737
MARA Holdings, Inc.* ...................................................... 208 2,392
NetApp, Inc. .............................................................. 102 8,960
ON Semiconductor Corp.* .................................................. 218 8,871
Pegasystems, Inc. ......................................................... 47 3,268
Qorvo, Inc.* .............................................................. 47 3,403
QXO, Inc. ................................................................ 215 2,911
Sanmina Corp.* ........................................................... 28 2,133
Silicon Laboratories, Inc.* ................................................... 18 2,026
Skyworks Solutions, Inc. .................................................... 78 5,041
TD SYNNEX Corp. ........................................................ 44 4,574
Twilio Inc, Class A* ........................................................ 85 8,322
Unity Software, Inc.* ....................................................... 227 4,447
Western Digital Corp* ...................................................... 165 6,671
209,102
Materials – 3.6%
Albemarle Corp. .......................................................... 59 4,249
Alcoa Corp. .............................................................. 68 2,074
Cleveland-Cliffs, Inc.* ...................................................... 214 1,759
Corteva, Inc. ............................................................. 78 4,909

Simplify Next Intangible Value Index ETF
Schedule of Investments
(Continued)
March 31, 2025 (Unaudited)

Shares Value
Common Stocks (continued)
Materials (continued)
Dow, Inc. ................................................................ 192 $ 6,705
International Paper Co. ..................................................... 187 9,976
PPG Industries, Inc. ....................................................... 38 4,155
Reliance, Inc. ............................................................. 24 6,930
United States Steel Corp. ................................................... 58 2,451
Westlake Corp. ........................................................... 36 3,601
46,809
Real Estate – 0.8%
Alexandria Real Estate Equities, Inc. .......................................... 28 2,590
Jones Lang LaSalle, Inc.* ................................................... 8 1,983
VICI Properties, Inc. ....................................................... 170 5,546
10,119
Utilities – 3.3%
Atmos Energy Corp. ....................................................... 19 2,937
Consolidated Edison, Inc. ................................................... 41 4,534
Dominion Energy, Inc. ...................................................... 104 5,831
Edison International ....................................................... 45 2,651
Evergy, Inc. .............................................................. 28 1,931
Eversource Energy ........................................................ 44 2,733
NiSource, Inc. ............................................................ 57 2,285
PG&E Corp. .............................................................. 257 4,415
Sempra ................................................................. 79 5,638
UGI Corp. ............................................................... 129 4,266
Xcel Energy, Inc. .......................................................... 70 4,955
42,176
Total Common Stocks (Cost $1,313,171) ........................................... 1,270,441
Money Market Funds – 0.5%
Fidelity Investments Money Market Treasury Only Portfolio - Class I, 4.15%(a)
(Cost $5,759) ........................................................... 5,759 5,759
Total Investments – 99.9%
(Cost $1,318,930) ............................................................. $ 1,276,200
Other Assets in Excess of Liabilities – 0.1% ........................................... 977
Net Assets – 100.0% ............................................................ $ 1,277,177
* Non Income Producing
(a) Rate shown reflects the 7-day yield as of March 31, 2025.
Summary of Investment Type††
Investment Categories % of Net Assets
Common Stocks .............................................................................. 99.4%
Money Market Funds .......................................................................... 0.5%
Total Investments ............................................................................. 99.9%
Other Assets in Excess of Liabilities ............................................................... 0.1%
Net Assets .................................................................................. 100.0%

Simplify Next Intangible Value Index ETF
Schedule of Investments
(Continued)
March 31, 2025 (Unaudited)

†† The percentage shown for each investment category is the total value of investments in that category as a percentage of the net assets of the Fund. The table depicts the Fund's investments but may not represent the Fund's market exposure to certain derivatives, if any, which are included in Other Assets in Excess of Liabilities.